Debt	12 Months Ended
Jun. 29, 2011
Debt
Debt
8.	DEBT

Long-term debt consists of the following (in thousands):

	2011	2010
Term loan	$185,000	$200,000
5.75% notes	289,557	289,405
Capital lease obligations (see Note 9)	50,106	51,972

	524,663	541,377
Less current installments	(22,091)	(16,866)

	$502,572	$524,511

During fiscal 2011, we paid our required installments totaling $15.0 million on our five-year term loan bringing the outstanding balance to $185.0 million. The term loan bears interest at LIBOR plus an applicable margin, which is a function of our credit rating at such time, but is subject to a maximum of LIBOR plus 3.25%, and expires in June 2015. Based on our current credit rating, we are paying interest at a rate of LIBOR plus 2.75% (2.94% as of June 29, 2011).

As of June 29, 2011, we have an undrawn $200 million revolving credit facility, which expires in June 2015. The revolving credit facility bears interest at LIBOR plus an applicable margin, which is a function of our credit rating at such time, but is subject to a maximum of LIBOR plus 3.25%. Based on our current credit rating, the revolving credit facility carries an interest rate of LIBOR plus 2.75% (2.94% as of June 29, 2011).

On August 9, 2011, we executed a revised unsecured senior credit facility increasing the total capacity from $400 million to $500 million. The maturity date of the revised facility is August 2016. The facility includes a $250 million revolver and a $250 million term loan. The revised term loan and revolving credit facility bear interest at LIBOR plus an applicable margin, which is a function of our credit rating at such time, but is subject to a maximum of LIBOR plus 2.5%. Based on our current credit rating, we anticipate paying interest at a rate of LIBOR plus 1.625% (1.82% as of June 29, 2011) on the term loan and on the revolving credit facility should we draw any funds.

In May 2004, we issued $300.0 million of 5.75% notes and received proceeds totaling approximately $298.4 million prior to debt issuance costs. The notes require semi-annual interest payments and mature in June 2014. In April 2009, we repurchased and retired $10.0 million of the notes at a discount and recorded a $1.3 million gain on the extinguishment of debt in interest expense in the consolidated statement of income in fiscal 2009.

Our debt agreements contain various financial covenants that, among other things, require the maintenance of certain leverage and fixed charge coverage ratios. We are currently in compliance with all financial covenants.

Excluding capital lease obligations (see Note 9) our long-term debt maturities for the five years following June 29, 2011 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2012	$20,000
2013	20,000
2014	309,557
2015	125,000
2016	0
Thereafter	0

$474,557